Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,210,526,300.00
Previously Paid Amount	13,810.00
Total Fee Amount	167,173.68
Total Offset Amount	0.00
Net Fee	$ 153,363.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A